Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Share Grant Activity

A summary of share grant activity under the Plan as of December 31, 2015 is presented below:

Years ended December 31, 2015	Share Grants (Number)	Weighted-Average Price
Outstanding – beginning of year	—	—
Granted (non-vested)	5,319,370	$20.50
Outstanding – end of year	5,319,370	—

Summary of Number of DSUs

Each DSU represents a unit with an underlying value equivalent to the value of one common share of Hydro One Limited and is entitled to accrue Hydro One Limited common share dividend equivalents in the form of additional DSUs at the time dividends are paid, subsequent to declaration by Hydro One Limited’s Board of Directors.

(number of DSUs)	2015	2014
DSUs outstanding – January 1	—	—
DSUs granted	20,525	—

DSUs outstanding – December 31	20,525	—